OTHER CURRENT LIABILITIES (Schedule of Accrued Warranty Costs) (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Payables and Accruals [Abstract]
Other current liabilities	$ 8,080	$ 9,517
Other long-term liabilities	443	1,113
Accrued warranty costs	$ 8,523	$ 10,630	$ 8,885